Commitments and Contingencies, Other Contingencies Narrative (Details) $ in Millions				1 Months Ended										3 Months Ended	12 Months Ended
	Aug. 15, 2014	May. 01, 2014	Nov. 20, 2013	Mar. 31, 2015 USD ($)	Feb. 28, 2015	Jan. 31, 2015	Nov. 30, 2013	Sep. 30, 2013	Jan. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 USD ($)	Sep. 29, 2010 USD ($)	Apr. 30, 2010 employees	Mar. 31, 2015 USD ($) entities	Dec. 31, 2014 USD ($) entities	Dec. 31, 2013 USD ($)	Dec. 31, 2008 USD ($)
Loss Contingencies
Investigation finalization date	August 15, 2014	May 1, 2014
Insurance deductible															$ 1.0
Insurance recoveries															7.0
Reversal of previously established accrual																$ 16.0
Unrecognized tax matters														It is reasonably possible that unrecognized tax benefits may decrease by as much as $8 million in the next twelve months, related primarily to state apportionment matters. However, since the tax was fully paid in prior years, the unrecognized tax benefit would be eliminated without impacting expense.
Possible decrease in unrecognized tax benefits in the next twelve months				$ 8.0										$ 8.0	$ 8.0
Washington Refinery Fire
Loss Contingencies
Incident Date													April 2010
Notice of Violation (NOV) disclosure			46											We received a notice of violation (“NOV”) from the EPA alleging 46 violations of the Clean Air Act Risk Management Plan requirements at our Washington refinery on November 20, 2013. The EPA conducted an investigation of the refinery in 2011, following the April 2010 fire in the naphtha hydrotreater unit.
Notice of Violation (NOV) date			Nov. 20, 2013
Number of fatally injured employees in the refinery incident (employees) | employees													7
Notification date						January 2015
Citation issuance date											October 2010
L&I Citation allegation reassumption date										December 2010
Citation order appeal dates					February 2015		November 2013	September 2013	January 2011
Fines and penalties assessed											$ 2.4
Days of operational disruption (days)															60 days
Loss contingency, period of occurrence													April 2010
Arbitration proceedings against previous owner claim, initiation date				March 2015
Insurance deductible policy															$ 25.0
Insurance deductible															10.0
Insurance recoveries																16.0
CPUC
Loss Contingencies
Gain (loss) related to litigation settlement															$ 59.0	$ 54.0
TAPS Litigation
Loss Contingencies
Gain (loss) related to litigation settlement																	$ 50.0
Summary judgement awarded to Chevron												$ 16.0
Martinez Refinery
Loss Contingencies
Remediation activities measurement period														We cannot reasonably determine the full extent of remedial activities that may be required at the Martinez refinery and for assets acquired in the Los Angeles Acquisition, and it is possible that we will identify additional investigation and remediation costs for site cleanup activities as more information becomes available.
Number of previous owners (owners) | entities														2	2